SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 7,954,807	$ 3,846,236
Less: accumulated depletion and depreciation	$ (269,582)	(108,662)	(80,322)
Property and equipment, net	7,838,520	7,846,145	3,765,914
Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,044,184	7,954,807	3,803,800
Corporate Segment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 42,436
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 63,918